Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Event

On July 21, 2016, the Company entered into a securities purchase agreement (the “Series E Agreement”) with certain institutional accredited investors (the “Investors”). Pursuant to the Series E Agreement, the Company sold to the Investors in a private placement 3,000 shares of Series E Convertible Preferred Stock (“Series E Preferred Stock”), each having a stated value of $1,000 and earning interest at a rate of 5% per annum, for aggregate gross proceeds of $3.0 million. The Series E Preferred Stock is immediately convertible into 1,496,262 shares of the Company’s common stock, subject to certain beneficial ownership limitations, at an initial conversion price equal to $2.005 per share, subject to adjustment. After January 25, 2017, the conversion price will be equal to the lesser of (a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date. The Series E Preferred Stock contains provisions providing for an adjustment in the conversion price upon the occurrence of certain events, including stock splits, stock dividends, and fundamental transactions. However, in no event may the conversion price be lower than $0.25 per share. The Company may redeem some or all of the Series E Preferred Stock for cash as follows: (i) on or prior to September 25, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after September 25, 2016 and on or prior to January 25, 2017, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after January 25, 2017, in an amount equal to 150% of the aggregate stated value then outstanding.
Each Investor also received a common stock purchase warrant (the “Series E Warrants”) to purchase up to a number of shares of common stock equal to 85% of such Investor’s subscription amount divided by $2.005. The Series E Warrants are exercisable for a term of five years commencing six months after the closing of the transaction at a cash exercise price of $2.005 per share. In the event that the shares underlying the Warrants are not subject to a registration statement at the time of exercise, the Series E Warrants may be exercised on a cashless basis after six months from the issuance date. The Series E Warrants also contain provisions providing for an adjustment in the exercise price upon the occurrence of certain events, including stock splits, stock dividends, and fundamental transactions.
The Series E Agreement requires, if necessary, that the Company hold a special meeting of stockholders to seek the approval of the holders of its common stock for the issuance of the number of shares of common stock issuable upon the conversion of the Series E Preferred Stock in excess of 19.99% of the outstanding common stock (the “Shareholder Approval”). Until the Company obtains the Shareholder Approval, the conversion of the Series E Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series E Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
The Series E Agreement contains customary representations, warranties, and covenants, including covenants relating to public reporting, Shareholder Approval and the use of proceeds. The closing of the transaction occurred on July 25, 2016.
The Company intends to use the proceeds from the sale of the Series E Preferred Stock to redeem the majority of the Company’s outstanding Series C Convertible Preferred Stock.
Pursuant to the Series E Agreement, upon redemption of the Series C Preferred Stock, the Investors (each of whom is also a holder of the Series C Preferred Stock) shall receive an additional premium such that the aggregate redemption amount is 162% of the stated value of the Series C Preferred Stock for the first 60 days after the date of the Series E Agreement and 180% thereafter.

12. Subsequent Events

On January 21, 2016, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Investors”). Pursuant to the Purchase Agreement, the Company sold to the Investors in a private placement 2,500 shares of Series C Convertible Preferred Stock (“Series C Preferred Stock”), each having a stated value of $1,000, for aggregate gross proceeds of $2.5 million. The Series C Preferred Stock is immediately convertible into 1,666,668 shares of the Company’s common stock, subject to certain beneficial ownership limitations, at an initial conversion price equal to $1.50 per share, subject to adjustment. After July 26, 2016, the conversion price will be equal to the lesser of (a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date. The Series C Preferred Stock contains provisions providing for an adjustment in the conversion price upon the occurrence of certain events, including stock splits, stock dividends, dilutive equity issuances and fundamental transactions. The Company may redeem some or all of the Series C Preferred Stock for cash as follows: (i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Each Investor also received a common stock purchase warrant (the “Warrants”) to purchase up to a number of shares of common stock equal to 85% of such Investor’s subscription amount divided by $1.50. The Warrants are exercisable for a term of five years commencing six months after the closing of the transaction at a cash exercise price of $1.79 per share. In the event that the shares underlying the Warrants are not subject to a registration statement at the time of exercise, the Warrants may be exercised on a cashless basis after six months from the issuance date. The Warrants also contain provisions providing for an adjustment in the exercise price upon the occurrence of certain events, including stock splits, stock dividends, dilutive equity issuances (so long as the Series C Preferred Stock is outstanding) and fundamental transactions. Notwithstanding the forgoing, until the Company obtains Shareholder Approval (as defined below), the exercise price may not be reduced as a result of a dilutive equity issuance below $1.79 per share, subject to adjustment for stock splits, stock dividends and similar events (the “Adjustment Floor”).
The Purchase Agreement requires the Company to hold a special meeting of stockholders to seek the approval of the holders of its common stock for the issuance of the number of shares of common stock issuable upon the conversion of the Series C Preferred Stock in excess of 19.99% of the outstanding Common Stock and the removal of the Adjustment Floor within 120 days of the execution of the Purchase Agreement (the “Shareholder Approval”). Until the Company obtains the Shareholder Approval, the conversion of the Series C Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series C Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
The Company utilized a Placement Agent who received a commission equal to 10% of the gross proceeds of the offering for an aggregate commission of $250,000. The Placement Agent will also be entitled to receive a cash fee from the exercise of the Warrants. The Company paid for the Investors’ legal expenses of $25,000. The securities offered have not been registered under the Securities Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.
On March 29, 2016, the Company and Fortress executed the Third Amendment, under which monthly Amortization Payments are not required in February, March, April and May 2016, re-commencing on the last business day of June 2016. In addition, the requirement to maintain minimum cash reserves is reduced from $1,000,000 to $200,000 for the same four-month period, increasing to $1,000,000 effective July 1, 2016. Also under the Third Amendment, patent licensing revenue and patent sale revenue will be applied as follows: 100% of net revenues, as defined to allow for certain transaction and related expenses (“Net Revenues”), will be applied to the Fortress Notes until paid in full. Thereafter, 75% of Net Revenues will be applied to the Revenue Stream until $5,000,000 has been paid, then 50% of Net Revenues will be applied to the Revenue Stream until an additional $6,284,538 has been paid.